Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Caesars Entertainment,Inc.
Amendment Flag	true
Entity Central Index Key	0001590895
Document Type	8-K/A
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Pursuant to Item 5.07(d) of Form 8-K, Caesars Entertainment, Inc. (the “Company”) is filing this Amendment No. 1 to its Form 8-K originally filed on June 17, 2021 (the “Initial 8-K”) that reported the voting results from its Annual Meeting of Shareholders held on June 15, 2021 (the “Annual Meeting”) solely for the purpose of updating the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” to provide information regarding the determination of the Board of Directors of the Company as to frequency of future shareholder advisory votes on the compensation of the Company’s named executive officers. Except for the foregoing, this amendment does not modify or update any other disclosure contained in the Initial 8-K.